Financial Risk Management - Derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 121,683	¥ 92,640
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	51,697	41,518
Between 1 and 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	69,621	49,513
Later than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, contractual cash flows	¥ 365	¥ 1,609